United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for calendar quarter ended:  March 31, 2001

Check here if amended [ ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:                      Johnston-Lemon Group Inc.
Address:                   1101 Vermont Avenue, NW
                           Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Siging this Report on Behalf of Reporting Manager:

Name:     Kenneth I. Miller
Title:   Chief Financial Officer
Phone:   (202)842-5618

/s/ Kenneth I. Miller      Washington, DC            May 8, 2001
----------------------  ---------------------------  -----------------
(Signature)                         (City, State)    (Date)

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ ______________________________________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               _____None_____

Form 13F Information Table Entry Total:  _____74_______

Form 13F Information Table Value Total: $_90,400_______
                                          (thousands)


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COUMN 1 & COLUMN 2                           COLUMN 3      COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7 COLUMN 8
NAME OF ISSUER/TITLE OF CLASS                CUSIP         VALUE      SHARES or         INVESTMENT  OTHER
                                                           (X$1000)   PRINCIPAL AMOUNT  DISCRETION  MANGERS  SOLE  SHARED NONE

Abbott Labs                                  002824100          833   17650SH           SOLE                               17650
Air Prods and Chems Inc                      009158106          363   9464SH            SOLE                                9464
Alltel Corp                                  020039103          376   7175SH            SOLE                                7175
AOL Time Warner Inc                          00184A105          841   20949SH           SOLE                               20949
American Express                             025816109          445   10770SH           SOLE                               10770
American General Corp                        026351106          426   11150SH           SOLE                               11150
American International Group Inc             026874107          748   9295SH            SOLE                                9295
American Tower Corp Cl A                     029912201         1190   64351SH           SOLE                               64351
Appelra Corp                                 038020103         1234   40000SH           SOLE                               40000
Automatic Data Processing Inc                053015103          363   6669SH            SOLE                                6669
Bank of America Corporation                  060505104         2708   49456SH           SOLE                               49456
Bellsouth Corp                               079860102          468   11444SH           SOLE                               11444
Capital One Finl Corp                        14040H905         5162   93000SH           SOLE                               93000
Chevron Corporation                          166751107          225   2560SH            SOLE                                2560
Ciena Corp                                   171779101          833   20000SH           SOLE                               20000
Citigroup Inc                                172967101         1206   26819SH           SOLE                               26819
Conagra Inc                                  205887102          286   15700SH           SOLE                               15700
Constellation Energy Group Inc               210371100          474   10750SH           SOLE                               10750
Corvis Corp                                  221009103          155   22000SH           SOLE                               22000
Danaher Corp Del                             235851102         2728   50000SH           SOLE                               50000
Dominion Res Inc VA New                      25746U909          215   3340SH            SOLE                                3340
Duke Energy Corp                             264399106          851   19900SH           SOLE                               19900
DuPont E I de Nemours & Co                   263534109          386   7985SH            SOLE                                7985
Ecolab Inc                                   278865100          350   8250SH            SOLE                                8250
EMC Corp Mass                                268648102          203   6900SH            SOLE                                6900
Electronic Data Sys New                      285661104          221   3950SH            SOLE                                3950
Emerson Elec Co                              291011104          760   12250SH           SOLE                               12250
Enron Corp                                   293561106          337   5800SH            SOLE                                5800
Exxon Mobil Corp                             30231G102         1534   18944SH           SOLE                               18944
Federal Home Ln Mtg Corp                     313400301         9599   145200SH          SOLE                              145200
Federal Natl Mtg Assn                        313586109         9635   121040SH          SOLE                              121040
First Un Corp                                337358105         2396   72600SH           SOLE                               72600
Ford Mtr Co Del                              345370100          192   6821SH            SOLE                                 192
Gannett Inc                                  364730101          464   7770SH            SOLE                                7770
General Elec Co                              369604103         2114   50491SH           SOLE                               50491
General Mtrs Corp                            370442105          206   3968SH            SOLE                                3968
Halliburton Co                               406216101          266   7230SH            SOLE                                7230
Hewlett Packard Co                           428236103          404   12930SH           SOLE                               12930
Home Depot Inc                               437076102          404   5257SH            SOLE                                5257
Human Genome Sciences Inc                    444903108          230   5000SH            SOLE                                5000
Illinois Tool Wks Inc                        452308109          594   10450SH           SOLE                               10450
Intel Corp                                   458140100          496   18860SH           SOLE                               18860
Interpublic Group Cos Inc                    460690100          185   5380SH            SOLE                                5380
International Business Machs                 459200101          508   5280SH            SOLE                                5280
JP Morgan Chase & Co                         46625H100          943   21003SH           SOLE                               21003
Johnson & Johnson                            478160104         1237   14144SH           SOLE                               14144
Kaneb Services Inc                           484170105           30   5000SH            SOLE                                5000
Meddimune Inc                                584699102          191   5000SH            SOLE                                5000
Medtronic Inc                                585055106          225   4930SH            SOLE                                4930
Merck & Co Inc                               589331107          934   12302SH           SOLE                               12302
Merrill Lynch and Co Inc                     590188249          496   8950SH            SOLE                                8950
Nortel Networks Corp New                     656568102          239   17001SH           SOLE                               17001
Omnicom Group Inc                            681919106          413   4985SH            SOLE                                4985
Oracle Corp                                  68389X105          294   19650SH           SOLE                               19650
Orion Pwr Hldgs Inc.                         686286105          307   10000SH           SOLE                               10000
Pfizer Inc                                   717081903          993   24248SH           SOLE                               24248
Provident Bankshares Corp                    743859100         1289   57599SH           SOLE                               57499
Qwest Communications Intl Inc                749121109         2527   72087SH           SOLE                               72087
Reliant Energy                               75952J108          376   8300SH            SOLE                                8300
SBC Communications Inc                       78387G103          624   13975SH           SOLE                               13975
Southern Co                                  842587107          211   6000SH            SOLE                                6000
Sun Microsystems Inc                         866810104          486   31668SH           SOLE                               31668
Suntrust Bks Inc                             867914103        12410   191517SH          SOLE                              191517
Sysco Corp                                   871829107          212   8000SH            SOLE                                8000
Target Corp                                  87612E106          398   11020SH           SOLE                               11020
Texas Instrs Inc                             882508104          211   6800SH            SOLE                                6800
Tyco Intl Ltd New                            902124106          354   8199SH            SOLE                                8199
United Bankshares Inc West VA                909907107          117   5285SH            SOLE                                5285
United Technologies Corp                     913017109          893   12180SH           SOLE                               12180
Verizon Communications                       92343V104         3415   69267SH           SOLE                               69267
Wal Mart Stores Inc                          931142103          279   5522SH            SOLE                                5522
Washington Post Co                           939640108         5780   10000SH           SOLE                               10000
Wells Fargo & Co New                         949746101          570   11513SH           SOLE                               11513
Worldcom Inc GA new                          8157D106           332   17820SH           SOLE                               17820

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